As filed with the Securities and Exchange Commission on October 24, 2008

File Nos. 033-12113

811-05028

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒

Post-Effective Amendment No. 143	☒

and

Registration Statement Under the Investment Company Act of 1940	☒

Amendment No. 182	☒

PIMCO Funds

(Exact Name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(866) 746-2606

Robert W. Helm, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Ernest L. Schmider Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On (October 31, 2008) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 143 to the Registration Statement of PIMCO Funds (the “Trust” or the “Registrant”) incorporates by reference the Prospectuses and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 139, which was filed with the Securities and Exchange Commission on August 13, 2008. This Post-Effective Amendment No. 143 is filed to extend the effective date of Post-Effective Amendment No. 139 to October 31, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 143 to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 143 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 24th day of October, 2008.

PIMCO FUNDS
(Registrant)

By:
Ernest L. Schmider***
President

*By:	/s/ ROBERT W. HELM
Robert W. Helm
as attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacities and on the dates indicated:

Signature	Title	Date

	Trustee	October 24, 2008
Brent R. Harris*

	Trustee	October 24, 2008
William J. Popejoy*

	Trustee	October 24, 2008
Vern O. Curtis*

	Trustee	October 24, 2008
E. Philip Cannon**

	Trustee	October 24, 2008
J. Michael Hagan**

	President	October 24, 2008
Ernest L. Schmider***	(Principal Executive Officer)

	Treasurer	October 24, 2008
John P. Hardaway*	(Principal Financial and Accounting Officer)

*By:	/s/ ROBERT W. HELM
Robert W. Helm
as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 36 to Registration Statement No. 33-12113 on July 11, 1997.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 54 to Registration Statement No. 33-12113 on May 18, 2000.
***	Pursuant to power of attorney filed with Post-Effective Amendment No. 99 to Registration Statement No. 33-12113 on May 27, 2005.